Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of Correspondent Production Activity

Following is a summary of correspondent production activity between the Company and PLS:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Mortgage loans fulfillment fees earned by PLS	$86,465	$58,607	$48,719
Unpaid principal balance (“UPB”) of mortgage loans fulfilled by PLS	$23,188,386	$14,014,603	$11,476,448
Sourcing fees received from PLS included in Net gain on mortgage loans acquired for sale	$11,976	$8,966	$4,676
UPB of mortgage loans sold to PLS	$39,908,163	$29,867,580	$15,579,322
Purchases of mortgage loans acquired for sale at fair value from PLS	$21,541	$28,445	$8,082
Tax service fee paid to PLS included in Other expense	$6,690	$4,390	$2,080
Early purchase program fees paid to PLS included in Mortgage loan servicing fees	$30	$—	$—

	December 31, 2016	December 31, 2015
	(in thousands)
Mortgage loans included in Mortgage loans acquired for sale at fair value pending sale to PLS	$804,616	$669,288

Summary of Mortgage Loan Servicing Fees Earned and Mortgage Servicing Rights Recaptured Income Earned

Following is a summary of mortgage loan servicing fees earned by PLS and MSR recapture income earned from PLS:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Mortgage loans acquired for sale at fair value:
Base	$330	$260	$103
Activity-based	733	371	149
	1,063	631	252
Mortgage loans at fair value:
Distressed mortgage loans
Base	11,078	16,123	18,953
Activity-based	18,521	12,437	19,608
	29,599	28,560	38,561
Mortgage loans held in VIE:
Base	83	125	110
Activity-based	—	—	—
	83	125	110
MSRs:
Base	19,378	16,786	13,405
Activity-based	492	321	194
	19,870	17,107	13,599
	$50,615	$46,423	$52,522
MSR recapture income recognized included in Net mortgage loan servicing fees	$1,573	$787	$9
Average investment in:
Mortgage loans acquired for sale at fair value	$1,443,587	$1,143,232	$573,256
Mortgage loans at fair value:
Distressed mortgage loans	$1,731,638	$2,231,259	$2,121,806
Mortgage loans held in a VIE	$422,122	$494,655	$533,480
Average MSR portfolio	$49,626,758	$38,450,379	$30,720,168

Summary of Base Management and Performance Incentive Fees Payable

Following is a summary of the base management and performance incentive fees payable to PCM recorded by the Company:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Base management	$20,657	$22,851	$23,330
Performance incentive	—	1,343	11,705
	$20,657	$24,194	$35,035

Summary of Expenses

The Company reimbursed PCM and its affiliates for expenses as follows:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Reimbursement of:
Common overhead incurred by PCM and its affiliates	$7,898	$10,742	$10,850
Expenses incurred on the Company’s (PFSI's) behalf, net	(163)	582	792
	$7,735	$11,324	$11,642
Payments and settlements during the year (1)	$143,542	$99,967	$99,987

(1)

Payments and settlements include payments and netting settlements made pursuant to master netting agreements between the Company and PFSI for operating, investment and financing activities itemized in this Note.

Summary of Amounts Receivable From and Payable to PFSI

Amounts receivable from and payable to PFSI are summarized below:

	December 31, 2016	December 31, 2015
	(in thousands)
Receivable from PFSI:
MSR recapture receivable	$707	$781
Other	6,384	8,025
	$7,091	$8,806
Payable to PFSI:
Servicing fees	$5,465	$3,682
Management fees	5,081	5,670
Correspondent production fees	2,371	2,729
Fulfillment fees	1,300	1,082
Allocated expenses and expenses paid by PFSI on PMT’s behalf	1,046	4,490
Conditional Reimbursement	900	900
Interest on Note payable to PFSI	253	412
	$16,416	$18,965

Summary of Investing Activity

Following is a summary of investing activities between the Company and PFSI:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Sale of mortgage loans at fair value for sale to PFSI	$891	$1,466	$—
ESS:
Purchases	$—	$271,554	$99,728
Received pursuant to a recapture agreement	$6,603	$6,728	$7,343
Repayments and sales	$129,037	$78,578	$39,257
Interest income	$22,601	$25,365	$13,292
Net (loss) gain included in Net gain on investments:
Valuation changes	$(23,923)	$(3,810)	$(28,662)
Recapture income	6,529	7,049	7,828
	$(17,394)	$3,239	$(20,834)

Summary of Financing Activities

Following is a summary of financing activities between the Company and PFSI:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Financings payable—Interest expense	$7,830	$3,343	$—
Conditional Reimbursements paid to PCM	$—	$237	$860